Equity Incentive Plans - Company's Equity Incentive Plans (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended				4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	12 Months Ended
	Feb. 20, 2014 $ / shares shares	Dec. 31, 2016 USD ($) shares	Apr. 13, 2016 shares	Apr. 13, 2015 $ / shares shares	Mar. 20, 2015 shares	May 09, 2016 $ / shares shares	May 03, 2013 shares	May 31, 2014 shares	Jul. 11, 2014 USD ($) $ / shares shares	Jul. 31, 2016 shares	Jul. 31, 2014 $ / shares shares	Sep. 12, 2016 $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Equity Incentive Plans [Line Items]
Number of shares granted													1,035,000	135,230	117,201
Number of directors													9
Number of shares vested during the period													783,545	78,833	89,968
Shares cancelled													1,685		3,733
Dividends on non-vested shares | $													$ 0	$ 0	$ 0
Share based compensation | $									$ 1,808				$ 4,166	$ 2,684	$ 5,834
Number of options granted													0	104,250
Total unrecognised compensation cost relating to non-vested share option | $		$ 483											$ 483
Total unrecognised compensation cost relating to restricted share awards | $		$ 923											$ 923
Weighted average remaining term for non-vested share option awards													3 years 4 months 13 days
Weighted average remaining term for non-vested restricted share awards													6 months
Unvested shares		385,000											385,000	135,230	78,833	55,333
Total fair value of shares vested during the period | $													$ 3,580	$ 1,301	$ 5,773
Equity Incentive Plan 2014
Equity Incentive Plans [Line Items]
Shares reserved for issuance	86,000
Number of shares granted	78,833
Grant date fair value | $ / shares	$ 54.3
Stock issued during period, share based compensation								78,833
Number of shares vested during the period					78,833
Equity Incentive Plan 2015
Equity Incentive Plans [Line Items]
Shares reserved for issuance				280,000
Number of shares granted				135,230
Grant date fair value | $ / shares				$ 17.75
Stock issued during period, share based compensation			131,545
Number of shares vested during the period			135,230
Equity Incentive Plan 2016
Equity Incentive Plans [Line Items]
Shares reserved for issuance						940,000
Number of shares granted						690,000
Vesting date													Mar. 01, 2018
Grant date fair value | $ / shares						$ 3.75
Stock issued during period, share based compensation		558,050
Number of shares vested during the period										650,000
Unvested shares		40,000											40,000
Employee Stock Option
Equity Incentive Plans [Line Items]
Number of options granted				104,250
Option exercise price | $ / shares				$ 27.5
Fair value assumptions - Expected term				5 years
Fair value assumptions - Expected volatility rate				59.274%
Fair value assumptions - Risk free interest rate				1.30%
Directors
Equity Incentive Plans [Line Items]
Number of shares granted	1,600
Stock issued during period, share based compensation								1,600
Number of shares vested during the period	1,600
Two directors
Equity Incentive Plans [Line Items]
Number of shares granted									3,000
Number of directors									2
Grant date fair value | $ / shares									$ 60.15
Stock issued during period, share based compensation			3,000
Number of shares vested during the period									3,000
Former Chief Executive Officer | Renewal consultancy agreements
Equity Incentive Plans [Line Items]
Number of shares granted							5,600
Former Chief Executive Officer | Agreement to terminate the consultancy agreement
Equity Incentive Plans [Line Items]
Grant date fair value | $ / shares											$ 53.55
Stock issued during period, share based compensation											33,768
Former Chief Executive Officer | First installment | Renewal consultancy agreements
Equity Incentive Plans [Line Items]
Vesting date													May 03, 2014
Stock issued during period, share based compensation								1,866
Number of shares vested during the period															1,866
Former Chief Executive Officer | Second installment | Renewal consultancy agreements
Equity Incentive Plans [Line Items]
Vesting date													May 03, 2015
Shares cancelled											1,867
Former Chief Executive Officer | Third installment | Renewal consultancy agreements
Equity Incentive Plans [Line Items]
Vesting date													May 03, 2016
Shares cancelled											1,867
Directors and officers
Equity Incentive Plans [Line Items]
Number of shares granted												345,000
Grant date fair value | $ / shares												$ 4.94
Directors and officers | First installment
Equity Incentive Plans [Line Items]
Vesting date													Mar. 30, 2017
Unvested shares		305,000											305,000
Directors and officers | Second installment
Equity Incentive Plans [Line Items]
Vesting date													Mar. 01, 2018
Unvested shares		40,000											40,000